SHARE-BASED AND OTHER COMPENSATION PROGRAMS OPTIONS (DETAILS)	12 Months Ended														0 Months Ended		12 Months Ended				0 Months Ended		0 Months Ended	12 Months Ended					0 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Parent [Member] Axa Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Parent [Member] Axa Ordinary Shares [Member] EUR (€)	Dec. 31, 2011 Parent [Member] Axa Ordinary Shares [Member] USD ($)	Dec. 31, 2010 Parent [Member] Axa Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Parent [Member] AXA ADR [Member] USD ($)	Dec. 31, 2012 Parent [Member] Alliance Bernstein Holding Units [Member] USD ($)	Dec. 31, 2011 Parent [Member] Alliance Bernstein Holding Units [Member] USD ($)	Dec. 31, 2010 Parent [Member] Alliance Bernstein Holding Units [Member] USD ($)	Dec. 31, 2010 Parent [Member] Alliance Bernstein Holding Units [Member] Minimum [Member]	Dec. 31, 2010 Parent [Member] Alliance Bernstein Holding Units [Member] Maximum [Member]	Dec. 31, 2012 Parent [Member] Stock Option Plan 2012 [Member] USD ($)	Mar. 16, 2012 Parent [Member] Stock Option Plan 2012 [Member] Four-year graded vesting schedule [Member] EUR (€)	Mar. 16, 2012 Parent [Member] Stock Option Plan 2012 [Member] Conditional Vesting Term [Member] USD ($)	Dec. 31, 2012 Parent [Member] Stock Option Plan 2012 [Member] Conditional Vesting Term [Member]	Dec. 31, 2012 Parent [Member] Stock Option Plan 2011 [Member] USD ($)	Dec. 31, 2011 Parent [Member] Stock Option Plan 2011 [Member] USD ($)	Mar. 18, 2011 Parent [Member] Stock Option Plan 2011 [Member]	Mar. 18, 2011 Parent [Member] Stock Option Plan 2011 [Member] Four-year graded vesting schedule [Member] EUR (€)	Mar. 18, 2011 Parent [Member] Stock Option Plan 2011 [Member] Four Year Cliff Vesting Term [Member]	Mar. 18, 2011 Parent [Member] Stock Option Plan 2011 [Member] Conditional Vesting Term [Member] USD ($)	Dec. 31, 2011 Parent [Member] Stock Option Plan 2011 [Member] Conditional Vesting Term [Member]	Dec. 31, 2012 Parent [Member] Stock Option Plan 2010 [Member] USD ($)	Dec. 31, 2011 Parent [Member] Stock Option Plan 2010 [Member] USD ($)	Dec. 31, 2010 Parent [Member] Stock Option Plan 2010 [Member] USD ($)	Mar. 19, 2010 Parent [Member] Stock Option Plan 2010 [Member]	Mar. 19, 2010 Parent [Member] Stock Option Plan 2010 [Member] Four-year graded vesting schedule [Member] EUR (€)	Mar. 19, 2010 Parent [Member] Stock Option Plan 2010 [Member] Four Year Cliff Vesting Term [Member]	Mar. 19, 2010 Parent [Member] Stock Option Plan 2010 [Member] Conditional Vesting Term [Member] USD ($)	Dec. 31, 2010 Parent [Member] Stock Option Plan 2010 [Member] Conditional Vesting Term [Member]	Dec. 31, 2012 Parent [Member] Stock Option Plan [Member] USD ($)	Dec. 31, 2011 Parent [Member] Stock Option Plan [Member] USD ($)	Dec. 31, 2010 Parent [Member] Stock Option Plan [Member] USD ($)	Dec. 31, 2012 Alliance Bernstein [Member] USD ($)	Dec. 31, 2011 Alliance Bernstein [Member] USD ($)	Dec. 31, 2010 Alliance Bernstein [Member] USD ($)	Jul. 01, 2010 Alliance Bernstein [Member]	Dec. 31, 2012 AXA Financial [Member] Axa Ordinary Shares [Member] USD ($)
Summary of Plan Activity [Line Items]
Stock Options Outstanding Weighted Average Exercise Price Beginning of Period					€ 19.40			$ 18.47	$ 39.63
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					€ 12.68			$ 0	$ 14.58						€ 12.22						€ 14.73		$ 2.49						€ 15.43		$ 3.54
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price					€ 10.09			$ 12.04	$ 0.00
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price					€ 19.46			$ 18.19	$ 0.00
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price					€ 0			$ 0	$ 32.34
Stock Options Outstanding Weighted Average Exercise Price End of Period					€ 21.00			$ 20.01	$ 39.77	$ 39.63
Stock Options Outstanding Number Beginning Balance				18,100,000	18,100,000			7,600,000	9,000,000
Stock Options Granted Shares				1,200,000	1,200,000			0	100,000							370,426
Stock Options Exercised Shares				(100,000)	(100,000)			(1,100,000)	0
Stock Options Cancelled Shares				(1,100,000)	(1,100,000)			(1,500,000)	0
Stock Options Expired Shares				0	0			0	(500,000)
Stock Options Outstanding Number Ending Balance				18,100,000	18,100,000			5,000,000	8,600,000	9,000,000
Stock Options Outstanding Aggregate Intrinsic Value								$ 1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				5 years 2 months 1 day	5 years 2 months 1 day			1 year 7 months 13 days	5 years 9 months 18 days
Options Excercisable Shares				12,800,000	12,800,000			5,000,000	4,200,000						900,790					2,400,000	2,300,000	154,711	390,988					2,300,000	2,200,000	100,000	400,000
Options Excercisable Weighted Average Exercise Price					€ 23.94			$ 20.03	$ 33.85
Options Excercisable Aggregate Intrinsic Value								1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				4 years 0 months 21 days	4 years 0 months 21 days			1 year 7 months 6 days	5 years 8 months 12 days
Cash Proceeds From Exercise Of Stock Options	14,000,000
Stock Options Excercises In Period Intrinsic Value	5,000,000	3,000,000	3,000,000
Tax Benefits From Exercise Of Stock Options	2,000,000	1,000,000	1,000,000
Fair Value Assumptions Risk Expected Dividend Yield				7.54%	7.54%	7.00%	6.98%		6.20%	5.40%		7.20%	8.20%			7.54%							7.00%								6.98%
Fair Value Assumptions Expected Volatility Rate				39.89%	39.89%	33.90%	36.50%		49.20%	47.30%		46.20%	46.60%			39.89%							33.90%								36.50%
Fair Value Assumptions Risk Free Interest Rate				1.80%	1.80%	3.13%	2.66%		0.70%	1.90%		2.20%	2.30%			1.80%							3.13%								2.66%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years 7 months 6 days	5 years 7 months 6 days	6 years 4 months 24 days	6 years 4 months 24 days		6 years 0 months 0 days	6 years 0 months 0 days	6 years 0 months 0 days						5 years 7 months 6 days							6 years 4 months 24 days								6 years 4 months 24 days
Weighted Average Grant Date Fair Value				$ 2.48		$ 2.49	$ 3.54		$ 3.67	$ 5.98	$ 6.18					$ 2.48
Total Fair Value of Options, Net of Forfeitures																2,000,000							6,000,000								8,000,000
Share Based Compensation Expense	194,000,000	416,000,000	199,000,000											790,754				1,000,000	2,000,000						662,000	1,000,000	3,000,000						9,000,000	26,000,000	16,000,000	147,000,000	625,000,000	208,000,000
Compensation Cost Not Yet Recognized																																	$ 2,000,000
Compensation Cost Recognition Period																																	0 years 9 months 18 days
Common Stock, Capital Shares Reserved for Future Issuance																																								534,628
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased																																								$ 25.22
Common Stock Capital Shares Reserved For Funding Future Exercises Outstanding Stock Options																																								436,695
Common Stock Capital Shares Reserved For Funding Restricted Stock Grants																																								97,933
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				124,000,000	124,000,000																															35,000,000			60,000,000